Income per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Income per Share

12. Income per Share

Potentially dilutive securities include convertible debentures payable, warrants, broker options, stock options, and unvested RSU. Diluted income per share reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method.

	Year ended December 31, 2024	Year ended December 31, 2023
Net loss for the year	(25,341,623)	(13,432,539)

Basic loss per share Weighted average number of shares of common stock - basic	340,244,856	280,354,631
Net loss per share – basic	(0.07)	(0.05)
Net loss for the period	(25,341,623)	(13,432,539)
Dilutive effect of convertible debentures	-	-
Dilutive effect of warrants on net income	-	-
Diluted net loss for the year	(25,341,623)	(13,432,539)
Weighted average number of shares of common stock - basic	340,244,856	280,354,631
Diluted effect:
Stock options and RSUs	-	-
Weighted average number of shares of common stock - fully diluted	340,244,856	280,354,631
Net loss per share - fully diluted	(0.07)	(0.05)